Note 1 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Significant Accounting Policies [Text Block]
NOTE
1.
Summary of Significant Accounting Policies

Nature of Business

Colony Bankcorp, Inc. and subsidiaries (the “Company”) is a financial holding company headquartered in Fitzgerald, Georgia, whose primary business is presently conducted by Colony Bank, its wholly owned banking subsidiary (the “Bank”). Through the Bank, the Company offers a broad range of retail and commercial banking services to its customers concentrated in central, south and coastal Georgia. The Bank also engages in mortgage banking and SBA lending, and, as such originates, acquires, sells and services one
-to-
four
family residential mortgage loans and SBA loans in the Southeast. The Company is subject to the regulations of certain state and federal agencies and are periodically examined by those regulatory agencies.

Basis of Presentation and Accounting Estimates

The consolidated financial statements include the accounts of the Company and Colony Bank. All significant intercompany transactions and balances have been eliminated in consolidation.

In preparing the consolidated financial statements in conformity with generally accepted accounting principles in the United States, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Acquisition Accounting

Acquisitions are accounted for under the acquisition method of accounting. Purchased assets and assumed liabilities are recorded at their estimated fair values as of the purchase date. Any identifiable intangible assets are also recorded at fair value. When the consideration given is less than the fair value of the net assets received, the acquisition results in a “bargain purchase gain”. If the consideration given exceeds the fair value of the net assets received, goodwill is recognized. Fair values are subject to refinement for up to one
year after the closing date of an acquisition as additional information regarding the closing date fair values becomes available.

All identifiable intangible assets that are acquired in a business combination are recognized at fair value on the acquisition date. Identifiable intangible assets are recognized separately if they arise from contractual or other legal rights or if they are separable (i.e., capable of being sold, transferred, licensed, rented, or exchanged separately from the entity).

Purchased loans acquired in a business combination are recorded at estimated fair value on their purchase date and carryover of the seller's related allowance for loan losses is prohibited. When the loans have evidence of credit deterioration since origination and it is probable at the date of acquisition that the Company will not
collect all contractually required principal and interest payments, the difference between contractually required payments at acquisition and the cash flows expected to be collected at acquisition is referred to as the non-accretable difference. The Company must estimate expected cash flows at each reporting date. Subsequent decreases to the expected cash flows will generally result in a provision for loan losses. Subsequent increases in expected cash flows result in a reversal of the provision for loan losses to the extent of prior provisions and adjust accretable discount if no
prior provisions have been made or have been fully reversed. This increase in accretable discount will have a positive impact on future interest income.

Transfer of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished.  Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not
maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Cash and Cash Equivalents

For purposes of reporting cash flow, cash and cash equivalents include cash on hand, cash items in process of collection, amounts due from banks, interest-bearing deposits in banks and federal funds sold.

The bank is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank. The reserve requirement as of
December 31, 2019
and
2018
was
$2.7
 million and
$1.9
million, respectively, and was met by cash on hand which is reported on the Company’s consolidated balance sheets in cash and due from banks.

In
vestment Securities

The Company classifies its investment securities in
one
of
three
categories: (i) trading, (ii) held to maturity or (iii) available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Held to maturity securities are those securities for which the Company has the ability and intent to hold until maturity. All other investment securities are classified as available for sale. At
December
31,
2019
and
2018,
all securities were classified as available for sale.

Trading securities are carried at fair value. Unrealized gains and losses on trading securities are recorded in earnings as a component of other noninterest income. Held to maturity securities are recorded initially at cost and subsequently adjusted for paydowns and amortization of purchase premium or accretion of purchase discount. Available for sale securities are carried at fair value. Unrealized holding gains and losses, net of the related deferred tax effect, on available for sale securities are excluded from earnings and are reported in other comprehensive income as a separate component of shareholders’ equity until realized. Transfers of securities between categories are recorded at fair value at the date of transfer. Unrealized holding gains or losses associated with transfers of securities from held to maturity to available for sale are recorded as a separate component of shareholders’ equity. These unrealized holding gains or losses are amortized into income over the remaining life of the security as an adjustment to the yield in a manner consistent with the amortization or accretion of the original purchase premium or discount on the associated security.

The amortization of premiums and accretion of discounts are recognized in interest income using methods approximating the interest method over the expected life of the securities. Realized gains and losses, determined on the basis of the cost of specific securities sold, are included in earnings on the trade date. A decline in the market value of any available for sale or held to maturity investment below cost that is deemed other than temporary establishes a new cost basis for the security. Other than temporary impairment deemed to be credit related is charged to earnings. Other than temporary impairment attributed to non-credit related factors is recognized in other comprehensive income.

In determining whether other-than-temporary impairment losses exist, management considers (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer or underlying collateral of the security and (iii) the Company’s intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Other Investments

Other investments include Federal Home Loan Bank (“FHLB”) stock. These investments do not
have a readily determinable market value due to restrictions placed on transferability and therefore are carried at cost. These investments are periodically evaluated for impairment based on ultimate recovery of par value or cost basis. Both cash and stock dividends are reported as income.

Loans

Loans are reported at their outstanding principal balances less unearned income, net of deferred fees and origination costs. Interest income is accrued on the outstanding principal balance. For all classes of loans, the accrual of interest on loans is discontinued when, in management’s opinion, the borrower may
be unable to make payments as they become due, unless the loan is well secured and in the process of collection. Non-accrual loans and loans past due
90
days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans. All interest accrued, but not
collected for loans that are placed on nonaccrual or charged off, is reversed against interest income.  Interest income on nonaccrual loans is applied against principal until the loans are returned to accrual status. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans Modified in a Troubled Debt Restructuring (TDR)

Loans are considered to have been modified in a TDR when, due to a borrower’s financial difficulty, the Company makes certain concessions to the borrower that it would not
otherwise consider for new debt with similar risk characteristics. Modifications may
include interest rate reductions, principal or interest forgiveness, forbearance, and other actions intended to minimize economic loss and to avoid foreclosure or repossession of the collateral. Generally, a nonaccrual loan that has been modified in a TDR remains on nonaccrual status for a period of six
months to demonstrate that the borrower is able to meet the terms of the modified loan. However, performance prior to the modification, or significant events that coincide with the modification, are included in assessing whether the borrower can meet the new terms and may
result in the loan being returned to accrual status at the time of loan modification or after a shorter performance period. If the borrower’s ability to meet the revised payment schedule is uncertain, the loan remains on nonaccrual status. Once a loan is modified in a troubled debt restructuring, it is accounted for as an impaired loan, regardless of its accrual status, until the loan is paid in full, sold or charged off.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the loan balance to be uncollectable. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may
affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revisions as more information becomes available.

The allowance consists of specific, historical and general components. The specific component relates to loans that are classified as either doubtful, substandard or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan are lower than the carrying value of that loan. The historical component covers nonclassified loans and is based on historical loss experience adjusted for qualitative factors. A general component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The general component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and historical losses in the portfolio. General valuation allowances are based on internal and external qualitative risk factors such as (
1
) changes in lending policies and procedures, including changes in underwriting standards and collections, charge offs, and recovery practices, (
2
) changes in international, national, regional, and local conditions, (
3
) changes in the nature and volume of the portfolio and terms of loans, (
4
) changes in the experience, depth, and ability of lending management, (
5
) changes in the volume and severity of past due loans and other similar conditions, (
6
) changes in the quality of the organization's loan review system, (
7
) changes in the value of underlying collateral for collateral dependent loans, (
8
) the existence and effect of any concentrations of credit and changes in the levels of such concentrations, and (
9
) the effect of other external factors (i.e. competition, legal and regulatory requirements) on the level of estimated credit losses.

Loans identified as losses by management, internal loan review and/or Bank examiners are charged off. A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not
classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

A significant portion of the Company’s impaired loans are deemed to be collateral dependent. Management therefore measures impairment on these loans based on the fair value of the collateral. Collateral values are determined based on appraisals performed by qualified licensed appraisers hired by the Company . The decision whether to obtain an external third
-party appraisal usually depends on the type of property being evaluated. External appraisals are usually obtained on more complex, income producing properties such as hotels, shopping centers and businesses. Less complex properties such as residential lots, farm land and single family houses may
be evaluated internally by senior credit administration staff. When the Company does obtain appraisals from external third
-parties, the values utilized in the impairment calculation are “as is” or current market values. The appraisals, whether prepared internally or externally, may
utilize a single valuation approach or a combination of approaches including the comparable sales, income and cost approach. Appraised amounts used in the impairment calculation are typically discounted
10
percent to account for selling and marketing costs, if the repayment of the loan is to come from the sale of the collateral. Although appraisals may
not
be obtained each year on all impaired loans, the collateral values used in the impairment calculations are evaluated quarterly by management. Based on management’s knowledge of the collateral and the current real estate market conditions, appraised values may
be further discounted to reflect facts and circumstances known to management since the initial appraisal was performed.

Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are typically significant and result in a level
3
classification of the inputs for determining fair value. Because of the high degree of judgment required in estimating the fair value of collateral underlying impaired loans and because of the relationship between fair value and general economic conditions, we consider the fair value of impaired loans to be highly sensitive to changes in market conditions.

The restructuring of a loan is considered a “troubled debt restructuring” if both (i) the borrower is experiencing financial difficulties and (ii) the Company has granted a concession. Concessions may
include interest rate reductions to below market interest rates, principal forgiveness, restructuring amortization schedules and other actions intended to minimize potential losses. The Company’s policy requires a restructure request to be supported by a current, well-documented credit evaluation of the borrower’s financial condition and a collateral evaluation that is no
older than
six
months from the date of the restructure. The Company’s policy states in the event a loan has been identified as a troubled debt restructuring, it should be assigned a grade of substandard and placed on nonaccrual status until such time that the borrower has demonstrated the ability to service the loan payments based on the restructured terms – generally defined as six
months of satisfactory payment history. The Company’s loan policy states that a nonaccrual loan may
be returned to accrual status when (i)
none
of its principal and interest is due and unpaid, and the Company expects repayment of the remaining contractual principal and interest, or (ii) it otherwise becomes well secured and in the process of collection. Restoration to accrual status on any given loan must be supported by a well-documented credit evaluation of the borrower’s financial condition and the prospects for full repayment, approved by the Company’s Chief Credit Officer. In the normal course of business, the Company renews loans with a modification of the interest rate or terms that are not
deemed as troubled debt restructurings because the borrower is not
experiencing financial difficulty.

Loan Commitments and Financial Instruments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Premises and Equipment

Land is carried at cost. Other premises and equipment are carried at cost, less accumulated depreciation computed on the straight-line method over the estimated useful lives of the assets. In general, estimated lives for buildings are up to
40
years, furniture and equipment useful lives range from
five
to
10
years and the lives of software and computer related equipment range from three
to
five
years. Leasehold improvements are amortized over the life of the related lease, or the related assets, whichever is shorter. Expenditures for major improvements of the Company’s premises and equipment are capitalized and depreciated over their estimated useful lives. Minor repairs, maintenance and improvements are charged to operations as incurred. When assets are sold or disposed of, their cost and related accumulated depreciation are removed from the accounts and any gain or loss is reflected in earnings.

Goodwill
and Intangible Assets

Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. Goodwill is assigned to reporting units and tested for impairment at least annually, or on an interim basis if an event occurs or circumstances change that would more likely than not
reduce the fair value of the reporting unit below its carrying value.

Intangible assets consist of core deposit intangibles acquired in connection with a business combination. The core deposit intangible is initially recognized based on an independent valuation performed as of the acquisition date. The core deposit intangible is amortized by the straight-line method over the average remaining life of the acquired customer deposits.

Cash Value of Bank Owned Life Insurance

The Company has purchased life insurance policies on certain officers. The life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Other Real Estate

Other real estate generally represents real estate acquired through foreclosure and is initially recorded at estimated fair value at the date of acquisition less the cost of disposal. Losses from the acquisition of property in full or partial satisfaction of debt are recorded as loan losses. Properties are evaluated regularly to ensure the recorded amounts are supported by current fair values, and valuation allowances are recorded as necessary to reduce the carrying amount to fair value less estimated cost of disposal. Routine holding costs and gains or losses upon disposition are included in foreclosed property expense.

Income Taxes

The provision for income taxes is based upon income for financial statement purposes, adjusted for nontaxable income and nondeductible expenses. Deferred income taxes have been provided when different accounting methods have been used in determining income for income tax purposes and for financial reporting purposes.

Deferred tax assets and liabilities are recognized based on future tax consequences attributable to differences arising from the financial statement carrying values of assets and liabilities and their tax basis. The differences relate primarily to depreciable assets (use of different depreciation methods for financial statement and income tax purposes) and allowance for loan losses (use of the allowance method for financial statement purposes and the direct write-off method for tax purposes). In the event of changes in the tax laws, deferred tax assets and liabilities are adjusted in the period of the enactment of those changes, with effects included in the income tax provision. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not
that some portion or all of the deferred tax assets will
not
be realized. The Company and its subsidiary file a consolidated federal income tax return. The subsidiary pays its proportional share of federal income taxes to the Company based on its taxable income.

The Company’s federal and state income tax returns for tax years
2019,
2018,
2017
and
2016
are subject to examination by the Internal Revenue Service (IRS) and the Georgia Department of Revenue, generally for three
years after filing.

The Company believes that its income tax filing positions taken or expected to be taken on its tax returns will more likely than not
be sustained upon audit by the taxing authorities and does
not
anticipate any adjustments that will result in a material adverse impact on the Company’s financial condition, results of operations, or cash flow. Therefore, no
reserves for uncertain income tax positions have been recorded.

Earnings per Share

Basic earnings per share are computed by dividing net income allocated to common shareholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per common share are computed by dividing net income allocated to common shareholders by the sum of the weighted-average number of shares of common stock outstanding and the effect of the issuance of potential common shares that are dilutive. Potential common shares consist of stock warrants and restricted shares for the years ended
December
31,
2019
and
2018,
and are determined using the treasury stock method. The Company has determined that its outstanding non-vested stock awards are participating securities, and all dividends on these awards are paid similar to other dividends.

Comprehensive Income

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, such as unrealized gains and losses on securities available for sale, represent equity changes from economic events of the period other than transactions with owners. Such items are considered components of other comprehensive income (loss). Accounting standards codification requires the presentation in the consolidated financial statements of net income and all items of other comprehensive income (loss) as total comprehensive income (loss).

Fair Value Measures

Fair values of assets and liabilities are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect these estimates.

Operating Segments

The Company has
three
reportable segments, the Banking Division, the Retail Mortgage Division and the Small Business Specialty Lending Division. The Banking Division derives its revenues from the delivery of full service financial services to include commercial loans, consumer loans and deposit accounts. The Retail Mortgage Division derives its revenues from the origination, sales and servicing of one
-to-
four
family residential mortgage loans. The Small Business Specialty Lending Division derives its revenues from origination, sales and servicing of SBA and USDA government guaranteed loans.

The Banking, Retail Mortgage and Small Business Specialty Lending Divisions are managed as separate business units because of the different products and services they provide. The Company evaluates performance and allocates resources based on profit or loss from operations. There are no
material intersegment sales or transfers.

Reclassifications

Certain amounts, previously reported, have been reclassified to state all periods on a comparable basis and had no
effect on stockholders’ equity or net income.

Accounting Standards Adopted in
2019

ASU
2016
-
02,
 Leases (Topic
842
). This ASU amends the existing standards for lease accounting effectively requiring that most leases be carried on the balance sheets of the related lessees by requiring them to recognize a right-of-use asset and a corresponding lease liability. This includes qualitative and quantitative disclosure requirements intended to provide greater insight into the nature of the Company’s leasing activities. This ASU may
be adopted using a modified retrospective transition method with a cumulative effect adjustment to equity as of the beginning of the period in which it is adopted. Alternatively, this ASU may
be adopted using an optional transition method where initial application of the provisions of this standard are applied as of the date of adoption, resulting in no
adjustment to amounts reported in prior periods. For public business entities, this ASU is effective for annual periods beginning after
December 15, 2018,
and interim periods therein. ASU
2016
-
02
was effective for the Company on
January 1, 2019
with the optional transition method elected. The Company also elected the package of practical expedients provided in the guidance which permits the Company to not
reassess under the new standard the prior conclusions about lease identification, lease classification and initial direct costs. The adoption of this standard resulted in the recognition of a right-of-use asset of
$483
thousand and a lease liability of
$483
thousand in
2019.
The right-of-use asset and lease liability are recorded in the consolidated balance sheets in other assets and other liabilities, respectively.

ASU
2019
-
07,
 Codification Updates to SEC Sections – Amendments to SEC Paragraphs Pursuant to SEC final rule releases
No.
33
-
10532,
disclosure update and simplification, and nos.
33
-
10231
and
33
-
10442,
investment company reporting modernization, and miscellaneous updates. This standard updates various SEC financial statement disclosure requirements, including disclosures related to bank holding companies. The standard was effective immediately, and did not
have a material impact on disclosures.

ASU
2017
-
08,
Premium Amortization on Purchased Callable Debt Securities. This update shortens the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. For securities held at a discount, the discount will continue to be amortized to maturity. For public entities, this update is effective for fiscal years beginning after
December 15, 2018,
with modified retrospective application. The adoption of this update on
January 1, 2019
did
not
have a material impact on the consolidated financial statements.

Accounting Standards Updates Pending Adoption

ASU
2016
-
13,
Financial Instruments – Credit Losses (Topic
326
). This ASU sets forth a “current expected credit loss” (CECL) model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions and reasonable supported forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. The Company is currently assessing the impact of the adoption of this ASU on its consolidated financial statements. In
November 2019,
the ASU
2019
-
10
was issued which delayed the effective date of CECL for smaller reporting companies. The new effective date is for fiscal years beginning after
December 15, 2022.

In
December 2019,
the FASB issued ASU
No.
2019
-
12,

Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes
. This update removes several exceptions related to intraperiod tax allocation when there is a loss from continuing operations and income from other items, foreign subsidiaries becoming equity method investments and vice versa, and calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. The guidance also amends requirements related to franchise tax that is partially based on income, a step up in the tax basis of goodwill, allocation of consolidated tax expense to a legal entity not
subject to tax in its separate financial statements, the effects of enacted changes in tax laws and other minor codification improvements regarding employee stock ownership plans and investments in qualified affordable housing projects. For public entities, this guidance is effective for fiscal years beginning after
December 15, 2020.
The Company does
not
expect the new guidance to have a material impact on the consolidated financial statements.

In
January 2020,
the FASB issued ASU
No.
2020
-
01,
 Investments—Equity Securities (Topic
321
), Investments—Equity Method and Joint Ventures (Topic
323
), and Derivatives and Hedging (Topic
815
)—Clarifying the Interactions between Topic
321,
Topic
323,
and Topic
815
(a consensus of the Emerging Issues Task Force). This update clarifies whether an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative and how to account for certain forward contracts and purchased options to purchase securities. For public entities, this guidance is effective for fiscal years beginning after
December 15, 2020.
The Company does
not
expect the new guidance to have a material impact on the consolidated financial statements.